Note 7 - Prepaid Expenses and Other Assets - Components of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses	$ 90,519	$ 73,592
Advisor loans receivable	37,607	35,893
Investments in equity securities	12,008	3,956
Investments in debt securities	36,565	19,565
Deferred Purchase Price (notes 14 and 22)	126,082	107,743
Other	1,917	3,752
Prepaid and other assets (Current Assets)	309,962	258,725
Advisor loans receivable	105,448	94,508
Equity accounted investments (note 15)	54,302	33,851
Investments in equity securities	7,857	8,440
Investments in debt securities	0	5,934
Financing fees, net of accumulated amortization of $11,083 (December 31, 2023 - $9,865)	5,794	3,109
Other	5,441	7,080
Other assets (Non-Current Assets)	186,297	157,197
Mortgage-related Derivatives [Member]
Derivative asset	5,264	14,224
Interest Rate Swap [Member]
Interest rate swap asset (note 22)	$ 7,455	$ 4,275